Supplement Dated May 31, 2019 to

Prospectus Dated May 1, 2007 for

Protective Access

Contracts Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

At a meeting of the Board of Directors (the “Board”) of Lord Abbett Series Fund, Inc. held on January 29, 2019, the Board approved a plan of liquidation for the Classic Stock Portfolio and the International Opportunities Portfolio (the “Portfolios”) that would result in the liquidation of the Portfolios effective on or about August 1, 2019 (the “Liquidation Date”).  On the Liquidation Date, the Classic Stock Subaccount and the International Opportunities Subaccount, which invest in the Portfolios and are offered with the variable insurance products identified above, will no longer be available for investment.

Contract Value on the Date of Liquidation.  If you have Contract Value allocated to the Classic Stock Subaccount or the International Opportunities Subaccount as of 3:00 P.M. Central Standard Time on July 31, 2019, Protective will automatically transfer that Contract Value to the Invesco Oppenheimer V.I. Government Money Fund Subaccount (the “Money Market Subaccount”).  Following the transfer, you will receive a confirmation statement showing that the transfer has occurred, and the amount transferred.  Any request we receive at or after 3:00 P.M. Central Standard Time on July 31, 2019 for the allocation of premium or transfer of Contract Value to the Classic Stock Subaccount or the International Opportunities Subaccount will result in an allocation of such premium or Contract Value to the Money Market Subaccount.

Beginning at 3:00 P.M. Central Standard Time on July 31, 2019, if your instructions for portfolio rebalancing and/or dollar cost averaging provide for the allocation of Contract Value to the Classic Stock Subaccount or the International Opportunities Subaccount, we will allocate such Contract Value to the Money Market Subaccount.  You may change your instructions for portfolio rebalancing and/or dollar cost averaging at any time by contacting us at 800-456-6330.

Transfer Rights.  Under your Contract, you are permitted to transfer Contract Value among the Investment Options currently available under your Contract. The currently available Investment Options are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. American Franchise Fund	This Fund’s investment objective is to seek capital growth.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Comstock Fund

This Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Equity and Income Fund	This Fund’s investment objectives are both capital appreciation and current income.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Government Securities Fund	The Fund’s investment objective is total return, comprised of current income and capital appreciation.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Growth and Income Fund	This Fund’s investment objective is to seek long-term growth of capital and income.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. International Growth Fund	This Fund’s investment objective is long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Mid Cap Growth Fund	This Fund’s investment objective is to seek capital growth.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Oppenheimer V.I. Capital Appreciation Fund	This Fund seeks capital appreciation.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	This Fund seeks capital appreciation.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Oppenheimer V.I. Global Fund	This Fund seeks capital appreciation.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Oppenheimer V.I. Global Strategic Income Fund	This Fund seeks total return.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Oppenheimer V.I. Government Money Fund

This Fund seeks income consistent with stability of principal. You could lose money by investing in the Government Money Fund/VA. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account Annual Expenses, the yield in the Sub-Account that invests in this Fund could be negative. If the yield in the Sub-Account becomes negative, Contract Value invested in the Sub-Account may decline.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Oppenheimer V.I. Main Street Fund	This Fund seeks capital appreciation.
Fidelity® Variable Insurance Products	VIP Contrafund® Portfolio	This Fund seeks long-term capital appreciation.

Fidelity® Variable Insurance Products	VIP Equity-Income Portfolio

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity® Variable Insurance Products	VIP Freedom 2015 Portfolio	This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.
Fidelity® Variable Insurance Products	VIP Freedom 2020 Portfolio	This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.
Fidelity® Variable Insurance Products	VIP Growth Portfolio	This Fund seeks to achieve capital appreciation.
Fidelity® Variable Insurance Products	VIP Index 500 Portfolio	This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® Variable Insurance Products	VIP Investment Grade Bond Portfolio	This Fund seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® Variable Insurance Products	VIP Mid Cap Portfolio	This Fund seeks long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust	Franklin Flex Cap Growth VIP Fund

This Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

Franklin Templeton Variable Insurance Products Trust	Franklin Income VIP Fund	This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.
Franklin Templeton Variable Insurance Products Trust	Franklin Mutual Shares VIP Fund

This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

Franklin Templeton Variable Insurance Products Trust	Franklin Rising Dividends VIP Fund

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends.

Franklin Templeton Variable Insurance Products Trust	Franklin Small-Mid Cap Growth VIP Fund	This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.
Franklin Templeton Variable Insurance Products Trust	Franklin U.S. Government Securities VIP Fund	This Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.
Franklin Templeton Variable Insurance Products Trust	Templeton Foreign VIP Fund

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Franklin Templeton Variable Insurance Products Trust	Templeton Global Bond VIP Fund

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, this Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Franklin Templeton Variable Insurance Products Trust	Templeton Growth VIP Fund	This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
Goldman Sachs Variable Insurance Trust	International Equity Insights Fund	This Fund seeks to achieve long-term growth of capital.
Goldman Sachs Variable Insurance Trust	Large Cap Value Fund	This Fund seeks long-term capital appreciation.
Goldman Sachs Variable Insurance Trust	Mid Cap Value Fund	This Fund seeks long-term capital appreciation.
Goldman Sachs Variable Insurance Trust	Small Cap Equity Insights Fund	This Fund seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust	Strategic Growth Fund	This Fund seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust	U.S. Equity Insights Fund	This Fund seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.	Bond-Debenture Portfolio	The Fund seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.
Lord Abbett Series Fund, Inc.	Calibrated Dividend Growth Portfolio	The Fund seeks to deliver total return by investing primarily in stocks of large U.S. companies that have a history of increasing their dividends.

Lord Abbett Series Fund, Inc.	Growth and Income Portfolio	The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund, Inc.	Growth Opportunities Portfolio	The Fund seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Lord Abbett Series Fund, Inc.	Mid-Cap Stock Portfolio	The Fund seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
The Universal Institutional Funds, Inc.	UIF Global Real Estate Portfolio	Seeks current income and capital appreciation.

If you have Contract Value in the Classic Stock Subaccount or the International Opportunities Subaccount, you will receive a letter from us that provides specific instructions on how to transfer your Contract Value from the Classic Stock Subaccount and/or the International Opportunities Subaccount to another Investment Option.

We will not impose any transfer fee on any transfers from the Classic Stock Subaccount or the International Opportunities Subaccount to any other Investment Options(s) (including any transfer we make to the Money Market Subaccount on the Liquidation Date) from the date of this Supplement until the Liquidation Date, nor will we count any transfer out of the Classic Stock Subaccount or the International Opportunities Subaccount from the date of this Supplement until the Liquidation Date for the purpose of determining how many free transfers may be permitted in any Contract Year.  We will also not impose any transfer fee on any transfer from the Money Market Subaccount for 60 days after the Liquidation Date nor will we count any transfer out of the Money Market Subaccount for 60 days after the Liquidation Date for the purpose of determining how many free transfers may be permitted in any Contract Year.

The Lord Abbett Series Fund, Inc. (“the “Fund”) plans to engage in business and activities for the purpose of winding down the business and affairs of the Portfolios.  This will involve increasing each Portfolio’s cash holdings and deviating from its investment objective, investment strategies and investment policies as stated in the Fund Prospectus and Statement of Additional Information.  Following the ex-dividend date, the Fund expects each Portfolio to be invested entirely in cash, with no opportunity to participate in market growth or earnings.  Contract Owners who continue to remain in the Classic Stock Subaccount or the International Opportunities Subaccount prior to the Liquidation Date may bear increased expenses resulting from increased transaction costs associated the disposition of the Portfolio’s holdings.  Contract owners who continue to remain in the Classic Stock Subaccount or the International Opportunities Subaccount may also bear increased expenses resulting from any decrease in the Portfolio’s assets as contract owners and other investors withdraw their investment in the Portfolio in light of the impending Liquidation Date.

We hope you find the enclosed information helpful.  If you would like another copy of the current prospectus for any of the Portfolios offered through the available Investment Option Sub-Accounts, including the Invesco Oppenheimer V.I. Government Money Fund, please call us at 800-456-6330.  If you have any questions, please contact your financial representative or call us.